UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              05/14/02
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  32
                                        -------------------

Form 13F Information Table Value Total:  $ 182,100
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                      COM              002824100      7,252    137,875      SH     SOLE                           137,875
ALCOA INC                        COM              013817101      4,503    119,325      SH     SOLE                           119,325
AMERICAN INTL GROUP              COM              026874107      8,002    110,922      SH     SOLE                           110,922
AUTO DATA PROCESSING             COM              053015103     11,246    192,991      SH     SOLE                           192,991
BERKSHIRE HATHAWAY CL A          COM              084670108      8,605        121      SH     SOLE                               121
BERKSHIRE HATHAWAY CL B          COM              084670207      9,339      3,942      SH     SOLE                             3,942
BRISTOL MYERS SQUIBB             COM                             5,563    137,401      SH     SOLE                           137,401
CABLEVISION SYS COPR CL A        COM              12686C109      4,579    134,675      SH     SOLE                           134,675
CATELLUS DEV CORP COM            COM              149111106      4,914    249,825      SH     SOLE                           249,825
COMCAST CORP - SPECIAL A         COM              200300200      3,816    120,000      SH     SOLE                           120,000
DUKE ENERGY CORP                 COM              264399106        478     12,650      SH     SOLE                            12,650
FIRST CHARTER CORP               COM              319439105      2,698    144,499      SH     SOLE                           144,499
FLOWERS FOODS INC                COM              343498101      4,525    177,650      SH     SOLE                           177,650
GILLETTE CO                      COM              375766102      6,007    176,615      SH     SOLE                           176,615
HONEYWELL INTERNATIONAL INC      COM              438516106      3,962    103,525      SH     SOLE                           103,525
IDT CORP                         COM              448947101      3,855    190,925      SH     SOLE                           190,925
IDT CORP CL B                    COM              448947307      3,619    205,025      SH     SOLE                           205,025
INTERPUBLIC GROUP                COM              460690100      7,333    213,926      SH     SOLE                           213,926
ISTAR FINANCIAL                  COM              45031U408      7,289    252,208      SH     SOLE                           252,208
JEFFFERSON PILOT COPR            COM              475070108      5,615    112,123      SH     SOLE                           112,123
KINDER MORGAN ENERGY UT LTD      COM              4944550106     3,828    116,000      SH     SOLE                           116,000
   PARTNERS
MARTIN MARIETTA MATLS COM        COM              573284106      6,388    151,300      SH     SOLE                           151,300
OMNICON GROUP ING                COM              681919106        852      9,025      SH     SOLE                             9,025
PFIZER                           COM              717081103      9,620    242,070      SH     SOLE                           242,070
PHARMACIA CORP                   COM              71712U102      3,812     84,550      SH     SOLE                            84,550
PHILLIPS PETROLEUM CO.           COM              718507106      5,209     82,950      SH     SOLE                            82,950
PULITZER PUBLISHING              COM              745771105      2,911     54,415      SH     SOLE                            54,415
SCHERING PLOUGH CORP             COM              806605101      3,951    126,225      SH     SOLE                           126,225
SEALED AIR                       COM              812115103      8,014    170,225      SH     SOLE                           170,225
UST INC COM                      COM              902911106      6,279    161,300      SH     SOLE                           161,300
VORNADO RLTY TRUST               COM              929042109      8,568    194,030      SH     SOLE                           194,030
WELLS FARGO & CO                 COM              949740108      9,468    191,670      SH     SOLE                           191,670